LEASES (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of leases [Abstract]
Schedule of Right-of-Use Assets

($ millions)	Office (1)	Fleet Vehicles	Equipment	Facilities	Total
Right-of-use asset at cost	129.5	41.1	38.6	497.0	706.2
Accumulated depreciation	(75.5)	(28.7)	(24.7)	(8.3)	(137.2)
Net carrying amount	54.0	12.4	13.9	488.7	569.0

Reconciliation of movements during the year
Cost, beginning of year	124.8	36.3	37.7	—	198.8
Accumulated depreciation, beginning of year	(65.1)	(22.1)	(8.8)	—	(96.0)
Net carrying amount, beginning of year	59.7	14.2	28.9	—	102.8

Net carrying amount, beginning of year	59.7	14.2	28.9	—	102.8
Additions	3.0	4.8	1.2	497.0	506.0
Dispositions	—	—	(0.3)	—	(0.3)
Depreciation	(10.4)	(6.6)	(15.9)	(8.3)	(41.2)
Lease modification	1.7	—	—	—	1.7
Net carrying amount, end of year	54.0	12.4	13.9	488.7	569.0
(1)A portion of the Company's office space is subleased. During the year ended December 31, 2024, the Company recorded sublease income of $2.6 million (year ended December 31, 2023 - $3.7 million) as a component of other income (loss).

Schedule of Lease Liability

($ millions)	2024	2023
Lease liability, beginning of year	144.7	124.1
Acquisitions	—	4.3
Additions	506.0	38.2
Dispositions	(0.3)	—
Reclassified as liabilities associated with assets held for sale	—	(1.1)
Financing	14.1	5.2
Payments on lease liability	(55.1)	(26.0)
Lease modification	1.7	—
Lease liability, end of year	611.1	144.7
Expected to be incurred within one year	59.5	40.5
Expected to be incurred beyond one year	551.6	104.2

Schedule of Undiscounted Cash Flows
The undiscounted cash flows relating to the lease liability are as follows:

($ millions)	December 31, 2024
1 year	90.0
2 to 3 years	145.3
4 to 5 years	135.9
More than 5 years	498.5
Total (1)	869.7
(1)Includes both the principal and amounts representing financing.